Income taxes - Summary of reconciliation of effective tax rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before tax	$ (466)	$ (1,734)	$ (3,552)
Tax at the domestic rates applicable to profits in the countries where the Group operates	(33)	(165)	(238)
Non-deductible expenses	9	13	46
Current year losses for which no deferred tax asset is recognized	121	194	211
Benefits from previously unrecognized tax losses	(78)	(36)	(16)
Income tax expense	$ 19	$ 6	$ 3